UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-8314
Schwab Annuity Portfolios
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California	94105

(Address of principal executive offices)	(Zip code)
Marie Chandoha
Schwab Annuity Portfolios
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: September 30, 2011

Item 1. Schedule of Investments.

Schwab Annuity Portfolios
Schwab S&P 500 Index Portfolio

Portfolio Holdings as of September 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.6%		Common Stock	84,728,722	109,670,238
0.5%		Short-Term Investments	537,672	537,671

100.1%		Total Investments	85,266,394	110,207,909
0.1%		Collateral Invested for Securities on Loan	99,624	99,624
(0	.2)%	Other Assets and Liabilities, Net		(227,643)

100.0%		Net Assets		110,079,890

	Number	Value
Security	of Shares	($)

Common Stock 99.6% of net assets

Automobiles & Components 0.6%
Ford Motor Co. *	40,812	394,652
Harley-Davidson, Inc.	2,356	80,881
Johnson Controls, Inc.	7,200	189,864
The Goodyear Tire & Rubber Co. *	2,600	26,234

		691,631

Banks 2.6%
BB&T Corp.	7,320	156,136
Comerica, Inc.	1,930	44,332
Fifth Third Bancorp	9,805	99,030
First Horizon National Corp.	3,110	18,536
Hudson City Bancorp, Inc.	5,700	32,262
Huntington Bancshares, Inc.	9,356	44,909
KeyCorp	10,300	61,079
M&T Bank Corp.	1,271	88,843
People’s United Financial, Inc.	3,700	42,180
PNC Financial Services Group, Inc.	5,611	270,394
Regions Financial Corp.	15,227	50,706
SunTrust Banks, Inc.	5,800	104,110
U.S. Bancorp	20,499	482,546
Wells Fargo & Co.	56,158	1,354,531
Zions Bancorp	2,008	28,252

		2,877,846

Capital Goods 7.8%
3M Co.	7,630	547,758
Caterpillar, Inc.	6,880	508,019
Cummins, Inc.	2,100	171,486
Danaher Corp.	5,852	245,433
Deere & Co.	4,440	286,691
Dover Corp.	2,100	97,860
Eaton Corp.	3,680	130,640
Emerson Electric Co.	8,060	332,959
Fastenal Co.	3,152	104,898
Flowserve Corp.	600	44,400
Fluor Corp.	1,900	88,445
General Dynamics Corp.	3,810	216,751
General Electric Co.	112,868	1,720,108
Goodrich Corp.	1,360	164,125
Honeywell International, Inc.	8,437	370,469
Illinois Tool Works, Inc.	5,144	213,990
Ingersoll-Rand plc	3,400	95,506
ITT Corp.	2,080	87,360
Jacobs Engineering Group, Inc. *	1,400	45,206
Joy Global, Inc.	1,100	68,618
L-3 Communications Holdings, Inc.	1,100	68,167
Lockheed Martin Corp.	2,930	212,835
Masco Corp.	3,910	27,839
Northrop Grumman Corp.	2,954	154,081
PACCAR, Inc.	3,894	131,695
Pall Corp.	1,200	50,880
Parker Hannifin Corp.	1,635	103,217
Precision Castparts Corp.	1,500	233,190
Quanta Services, Inc. *	2,500	46,975
Raytheon Co.	3,810	155,715
Rockwell Automation, Inc.	1,490	83,440
Rockwell Collins, Inc.	1,600	84,416
Roper Industries, Inc.	1,000	68,910
Snap-on, Inc.	600	26,640
Stanley Black & Decker, Inc.	1,723	84,599
Textron, Inc.	2,900	51,156
The Boeing Co.	7,796	471,736
Tyco International Ltd.	5,000	203,750
United Technologies Corp.	9,730	684,603
W.W. Grainger, Inc.	600	89,724

		8,574,290

Commercial & Professional Supplies 0.6%
Avery Dennison Corp.	1,100	27,588
Cintas Corp.	1,157	32,558
Equifax, Inc.	1,300	39,962
Iron Mountain, Inc.	2,200	69,564
Pitney Bowes, Inc.	2,300	43,240
R.R. Donnelley & Sons Co.	2,060	29,087
Republic Services, Inc.	3,236	90,802
Robert Half International, Inc.	1,550	32,891
Stericycle, Inc. *	900	72,648
The Dun & Bradstreet Corp.	500	30,630
Waste Management, Inc.	5,127	166,935

		635,905

Consumer Durables & Apparel 1.0%
Coach, Inc.	3,100	160,673
D.R. Horton, Inc.	2,500	22,600
Fortune Brands, Inc.	1,607	86,906
Harman International Industries, Inc.	800	22,864

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hasbro, Inc.	1,475	48,100
Leggett & Platt, Inc.	1,600	31,664
Lennar Corp., Class A	1,600	21,664
Mattel, Inc.	3,700	95,793
Newell Rubbermaid, Inc.	3,324	39,456
NIKE, Inc., Class B	4,020	343,750
PulteGroup, Inc. *	3,365	13,292
Ralph Lauren Corp.	700	90,790
VF Corp.	910	110,583
Whirlpool Corp.	833	41,575

		1,129,710

Consumer Services 2.1%
Apollo Group, Inc., Class A *	1,327	52,562
Carnival Corp.	4,622	140,047
Chipotle Mexican Grill, Inc. *	300	90,885
Darden Restaurants, Inc.	1,590	67,972
DeVry, Inc.	600	22,176
H&R Block, Inc.	3,000	39,930
International Game Technology	3,400	49,402
Marriott International, Inc., Class A	3,057	83,273
McDonald’s Corp.	11,010	966,898
Starbucks Corp.	8,120	302,795
Starwood Hotels & Resorts Worldwide, Inc.	1,940	75,311
Wyndham Worldwide Corp.	1,880	53,599
Wynn Resorts Ltd.	900	103,572
Yum! Brands, Inc.	5,000	246,950

		2,295,372

Diversified Financials 5.6%
American Express Co.	10,980	493,002
Ameriprise Financial, Inc.	2,578	101,470
Bank of America Corp.	106,767	653,414
Bank of New York Mellon Corp.	13,377	248,678
BlackRock, Inc.	1,000	148,010
Capital One Financial Corp.	4,880	193,394
Citigroup, Inc.	31,089	796,500
CME Group, Inc.	760	187,264
Discover Financial Services	5,890	135,117
E*TRADE Financial Corp. *	516	4,701
Federated Investors, Inc., Class B	1,100	19,283
Franklin Resources, Inc.	1,600	153,024
IntercontinentalExchange, Inc. *	800	94,608
Invesco Ltd.	5,100	79,101
Janus Capital Group, Inc.	1,941	11,646
JPMorgan Chase & Co.	41,421	1,247,601
Legg Mason, Inc.	1,400	35,994
Leucadia National Corp.	2,300	52,164
Moody’s Corp.	2,080	63,336
Morgan Stanley	15,980	215,730
Northern Trust Corp.	2,570	89,899
NYSE Euronext	2,800	65,072
SLM Corp.	5,700	70,965
State Street Corp.	5,400	173,664
T. Rowe Price Group, Inc.	2,700	128,979
The Charles Schwab Corp. (a)	11,406	128,546
The Goldman Sachs Group, Inc.	5,417	512,177
The NASDAQ OMX Group, Inc. *	1,400	32,396

		6,135,735

Energy 11.6%
Alpha Natural Resources, Inc. *	2,532	44,791
Anadarko Petroleum Corp.	5,294	333,787
Apache Corp.	4,108	329,626
Baker Hughes, Inc.	4,621	213,305
Cabot Oil & Gas Corp.	1,000	61,910
Cameron International Corp. *	2,600	108,004
Chesapeake Energy Corp.	7,100	181,405
Chevron Corp.	21,316	1,972,156
ConocoPhillips	14,552	921,433
CONSOL Energy, Inc.	2,300	78,039
Denbury Resources, Inc. *	4,300	49,450
Devon Energy Corp.	4,363	241,885
Diamond Offshore Drilling, Inc.	800	43,792
El Paso Corp.	7,841	137,061
EOG Resources, Inc.	2,914	206,923
EQT Corp.	1,500	80,040
Exxon Mobil Corp.	51,776	3,760,491
FMC Technologies, Inc. *	2,600	97,760
Halliburton Co.	9,720	296,654
Helmerich & Payne, Inc.	1,100	44,660
Hess Corp.	3,210	168,397
Marathon Oil Corp.	7,664	165,389
Marathon Petroleum Corp.	3,832	103,694
Murphy Oil Corp.	2,132	94,149
Nabors Industries Ltd. *	3,200	39,232
National Oilwell Varco, Inc.	4,586	234,895
Newfield Exploration Co. *	1,400	55,566
Noble Corp. *	2,600	76,310
Noble Energy, Inc.	1,900	134,520
Occidental Petroleum Corp.	8,700	622,050
Peabody Energy Corp.	2,800	94,864
Pioneer Natural Resources Co.	1,300	85,501
QEP Resources, Inc.	1,800	48,726
Range Resources Corp.	1,700	99,382
Rowan Cos., Inc. *	1,300	39,247
Schlumberger Ltd.	14,381	858,977
Southwestern Energy Co. *	3,700	123,321
Spectra Energy Corp.	7,081	173,697
Sunoco, Inc.	1,240	38,452
Tesoro Corp. *	1,800	35,046
The Williams Cos., Inc.	6,300	153,342
Valero Energy Corp.	6,160	109,525

		12,757,454

Food & Staples Retailing 2.4%
Costco Wholesale Corp.	4,700	385,964
CVS Caremark Corp.	14,235	478,011
Safeway, Inc.	3,840	63,859
SUPERVALU, Inc.	2,435	16,217
Sysco Corp.	6,300	163,170
The Kroger Co.	6,440	141,423
Wal-Mart Stores, Inc.	18,810	976,239
Walgreen Co.	9,545	313,935
Whole Foods Market, Inc.	1,700	111,027

		2,649,845

Food, Beverage & Tobacco 6.6%
Altria Group, Inc.	22,264	596,898

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Archer-Daniels-Midland Co.	7,200	178,632
Brown-Forman Corp., Class B	880	61,723
Campbell Soup Co.	2,000	64,740
Coca-Cola Enterprises, Inc.	3,500	87,080
ConAgra Foods, Inc.	4,370	105,841
Constellation Brands, Inc., Class A *	1,700	30,600
Dean Foods Co. *	1,700	15,079
Dr Pepper Snapple Group, Inc.	2,300	89,194
General Mills, Inc.	6,858	263,827
H.J. Heinz Co.	3,470	175,166
Hormel Foods Corp.	1,400	37,828
Kellogg Co.	2,800	148,932
Kraft Foods, Inc., Class A	18,790	630,968
Lorillard, Inc.	1,436	158,965
McCormick & Co., Inc. - Non Voting Shares	1,500	69,240
Mead Johnson Nutrition Co.	2,200	151,426
Molson Coors Brewing Co., Class B	1,678	66,466
PepsiCo, Inc.	16,948	1,049,081
Philip Morris International, Inc.	18,744	1,169,251
Reynolds American, Inc.	3,512	131,630
Sara Lee Corp.	6,300	103,005
The Coca-Cola Co.	24,402	1,648,599
The Hershey Co.	1,644	97,391
The JM Smucker Co.	1,246	90,821
Tyson Foods, Inc., Class A	3,186	55,309

		7,277,692

Health Care Equipment & Services 4.1%
Aetna, Inc.	3,980	144,673
AmerisourceBergen Corp.	2,960	110,319
Baxter International, Inc.	6,050	339,647
Becton, Dickinson & Co.	2,300	168,636
Boston Scientific Corp. *	16,590	98,047
C.R. Bard, Inc.	1,020	89,291
Cardinal Health, Inc.	3,734	156,380
CareFusion Corp. *	2,417	57,887
Cerner Corp. *	1,600	109,632
CIGNA Corp.	3,080	129,175
Coventry Health Care, Inc. *	1,550	44,655
Covidien plc	5,200	229,320
DaVita, Inc. *	800	50,136
DENTSPLY International, Inc.	1,600	49,104
Edwards Lifesciences Corp. *	1,200	85,536
Express Scripts, Inc. *	5,228	193,802
Humana, Inc.	1,800	130,914
Intuitive Surgical, Inc. *	400	145,712
Laboratory Corp. of America Holdings *	1,104	87,271
McKesson Corp.	2,616	190,183
Medco Health Solutions, Inc. *	4,086	191,593
Medtronic, Inc.	11,249	373,917
Patterson Cos., Inc.	980	28,057
Quest Diagnostics, Inc.	1,560	77,002
St. Jude Medical, Inc.	3,504	126,810
Stryker Corp.	3,260	153,644
Tenet Healthcare Corp. *	6,500	26,845
UnitedHealth Group, Inc.	11,510	530,841
Varian Medical Systems, Inc. *	1,000	52,160
WellPoint, Inc.	3,936	256,942
Zimmer Holdings, Inc. *	2,184	116,844

		4,544,975

Household & Personal Products 2.6%
Avon Products, Inc.	4,616	90,474
Colgate-Palmolive Co.	5,220	462,910
Kimberly-Clark Corp.	4,226	300,088
The Clorox Co.	1,300	86,229
The Estee Lauder Cos., Inc., Class A	1,200	105,408
The Procter & Gamble Co.	29,273	1,849,468

		2,894,577

Insurance 3.6%
ACE Ltd.	3,600	218,160
Aflac, Inc.	5,050	176,498
American International Group, Inc. *	4,771	104,723
Aon Corp.	3,410	143,152
Assurant, Inc.	1,100	39,380
Berkshire Hathaway, Inc., Class B *	18,638	1,324,044
Cincinnati Financial Corp.	1,735	45,683
Genworth Financial, Inc., Class A *	5,000	28,700
Lincoln National Corp.	3,062	47,859
Loews Corp.	3,388	117,055
Marsh & McLennan Cos., Inc.	5,800	153,932
MetLife, Inc.	11,307	316,709
Principal Financial Group, Inc.	3,163	71,705
Prudential Financial, Inc.	5,270	246,952
The Allstate Corp.	5,640	133,612
The Chubb Corp.	3,080	184,769
The Hartford Financial Services Group, Inc.	4,630	74,728
The Progressive Corp.	6,880	122,189
The Travelers Cos., Inc.	4,439	216,312
Torchmark Corp.	1,200	41,832
Unum Group	3,276	68,665
XL Group plc	3,300	62,040

		3,938,699

Materials 3.4%
Air Products & Chemicals, Inc.	2,320	177,178
Airgas, Inc.	800	51,056
AK Steel Holding Corp.	1,125	7,357
Alcoa, Inc.	11,472	109,787
Allegheny Technologies, Inc.	1,070	39,579
Ball Corp.	1,800	55,836
Bemis Co., Inc.	1,000	29,310
CF Industries Holdings, Inc.	800	98,712
Cliffs Natural Resources, Inc.	1,500	76,755
E.I. du Pont de Nemours & Co.	9,914	396,263
Eastman Chemical Co.	800	54,824
Ecolab, Inc.	2,504	122,421
FMC Corp.	700	48,412
Freeport-McMoran Copper & Gold, Inc.	10,204	310,712
International Flavors & Fragrances, Inc.	800	44,976

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
International Paper Co.	4,698	109,228
MeadWestvaco Corp.	1,949	47,867
Monsanto Co.	5,750	345,230
Newmont Mining Corp.	5,246	329,973
Nucor Corp.	3,400	107,576
Owens-Illinois, Inc. *	1,700	25,704
PPG Industries, Inc.	1,700	120,122
Praxair, Inc.	3,245	303,343
Sealed Air Corp.	1,928	32,198
Sigma-Aldrich Corp.	1,282	79,215
The Dow Chemical Co.	12,505	280,862
The Mosaic Co.	2,800	137,116
The Sherwin-Williams Co.	933	69,341
Titanium Metals Corp.	1,000	14,980
United States Steel Corp.	1,500	33,015
Vulcan Materials Co. (c)	1,400	38,584

		3,697,532

Media 3.0%
Cablevision Systems Corp., Class A	2,500	39,325
CBS Corp., Class B - Non Voting Shares	7,280	148,366
Comcast Corp., Class A	29,413	614,732
DIRECTV, Class A *	7,880	332,930
Discovery Communications, Inc., Class A *	3,000	112,860
Gannett Co., Inc.	2,960	28,209
News Corp., Class A	24,374	377,066
Omnicom Group, Inc.	3,040	111,994
Scripps Networks Interactive, Class A	1,000	37,170
The Interpublic Group of Cos., Inc.	4,997	35,978
The McGraw-Hill Cos., Inc.	3,130	128,330
The Walt Disney Co.	19,620	591,739
The Washington Post Co., Class B	30	9,809
Time Warner Cable, Inc.	3,409	213,642
Time Warner, Inc.	11,174	334,885
Viacom Inc., Class B	6,080	235,539

		3,352,574

Pharmaceuticals, Biotechnology & Life Sciences 8.0%
Abbott Laboratories	16,655	851,737
Agilent Technologies, Inc. *	3,667	114,594
Allergan, Inc.	3,310	272,678
Amgen, Inc.	9,764	536,532
Biogen Idec, Inc. *	2,550	237,532
Bristol-Myers Squibb Co.	18,300	574,254
Celgene Corp. *	4,850	300,312
Cephalon, Inc. *	800	64,560
Eli Lilly & Co.	10,820	400,015
Forest Laboratories, Inc. *	2,870	88,367
Gilead Sciences, Inc. *	8,178	317,306
Hospira, Inc. *	1,900	70,300
Johnson & Johnson	29,138	1,856,382
Life Technologies Corp. *	1,839	70,673
Merck & Co., Inc.	32,829	1,073,837
Mylan, Inc. *	4,691	79,747
PerkinElmer, Inc.	1,200	23,052
Pfizer, Inc.	82,996	1,467,369
Thermo Fisher Scientific, Inc. *	4,090	207,118
Waters Corp. *	1,000	75,490
Watson Pharmaceuticals, Inc. *	1,300	88,725

		8,770,580

Real Estate 1.7%
Apartment Investment & Management Co., Class A	1,277	28,247
AvalonBay Communities, Inc.	934	106,523
Boston Properties, Inc.	1,516	135,076
CB Richard Ellis Group, Inc., Class A *	3,600	48,456
Equity Residential	3,200	165,984
HCP, Inc.	4,000	140,240
Health Care REIT, Inc.	1,400	65,520
Host Hotels & Resorts, Inc.	7,060	77,236
Kimco Realty Corp.	3,910	58,767
Plum Creek Timber Co., Inc.	1,760	61,090
ProLogis, Inc.	4,032	97,776
Public Storage	1,500	167,025
Simon Property Group, Inc.	3,237	356,005
Ventas, Inc.	3,100	153,140
Vornado Realty Trust	1,763	131,555
Weyerhaeuser Co.	6,341	98,603

		1,891,243

Retailing 3.8%
Abercrombie & Fitch Co., Class A	900	55,404
Amazon.com, Inc. *	3,800	821,674
AutoNation, Inc. *	700	22,946
AutoZone, Inc. *	300	95,757
Bed Bath & Beyond, Inc. *	2,716	155,654
Best Buy Co., Inc.	3,425	79,802
Big Lots, Inc. *	900	31,347
CarMax, Inc. *	2,500	59,625
Expedia, Inc.	2,200	56,650
Family Dollar Stores, Inc.	1,300	66,118
GameStop Corp., Class A *	1,500	34,650
Genuine Parts Co.	1,700	86,360
J.C. Penney Co., Inc.	1,500	40,170
Kohl’s Corp.	3,010	147,791
Limited Brands, Inc.	2,608	100,434
Lowe’s Cos., Inc.	13,440	259,930
Macy’s, Inc.	4,522	119,019
Netflix, Inc. *	500	56,580
Nordstrom, Inc.	1,750	79,940
O’Reilly Automotive, Inc. *	1,500	99,945
Priceline.com, Inc. *	530	238,214
Ross Stores, Inc.	1,300	102,297
Sears Holdings Corp. (c)*	405	23,296
Staples, Inc.	7,850	104,405
Target Corp.	7,220	354,069
The Gap, Inc.	3,576	58,074
The Home Depot, Inc.	16,765	551,065
The TJX Cos., Inc.	4,110	227,982
Tiffany & Co.	1,126	68,483
Urban Outfitters, Inc. *	1,200	26,784

		4,224,465

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc. *	5,530	28,092
Altera Corp.	3,280	103,418
Analog Devices, Inc.	3,230	100,938
Applied Materials, Inc.	14,270	147,694
Broadcom Corp., Class A *	4,955	164,952
First Solar, Inc. (c)*	600	37,926
Intel Corp.	56,221	1,199,194
KLA-Tencor Corp.	1,800	68,904
Linear Technology Corp.	2,230	61,660
LSI Corp. *	6,510	33,722
MEMC Electronic Materials, Inc. *	1,900	9,956
Microchip Technology, Inc.	2,100	65,331
Micron Technology, Inc. *	9,200	46,368
Novellus Systems, Inc. *	900	24,534
NVIDIA Corp. *	6,300	78,750
Teradyne, Inc. *	2,100	23,121
Texas Instruments, Inc.	12,460	332,059
Xilinx, Inc.	2,800	76,832

		2,603,451

Software & Services 9.7%
Accenture plc, Class A	7,000	368,760
Adobe Systems, Inc. *	5,600	135,352
Akamai Technologies, Inc. *	2,000	39,760
Autodesk, Inc. *	2,420	67,228
Automatic Data Processing, Inc.	5,213	245,793
BMC Software, Inc. *	1,860	71,722
CA, Inc.	4,144	80,435
Citrix Systems, Inc. *	1,960	106,879
Cognizant Technology Solutions Corp., Class A *	3,200	200,640
Computer Sciences Corp.	1,700	45,645
Compuware Corp. *	2,650	20,299
eBay, Inc. *	12,388	365,322
Electronic Arts, Inc. *	3,558	72,761
Fidelity National Information Services, Inc.	3,000	72,960
Fiserv, Inc. *	1,560	79,201
Google, Inc., Class A *	2,699	1,388,312
International Business Machines Corp.	12,745	2,230,757
Intuit, Inc. *	2,896	137,386
MasterCard, Inc., Class A	1,100	348,876
Microsoft Corp.	79,688	1,983,434
Monster Worldwide, Inc. *	1,704	12,235
Oracle Corp.	41,880	1,203,631
Paychex, Inc.	3,450	90,977
Red Hat, Inc. *	2,000	84,520
SAIC, Inc. *	2,500	29,525
Salesforce.com, Inc. *	1,254	143,307
Symantec Corp. *	8,141	132,698
Teradata Corp. *	1,800	96,354
Total System Services, Inc.	1,800	30,474
VeriSign, Inc.	2,025	57,935
Visa, Inc., Class A	5,200	445,744
Western Union Co.	7,059	107,932
Yahoo!, Inc. *	14,010	184,372

		10,681,226

Technology Hardware & Equipment 7.3%
Amphenol Corp., Class A	1,900	77,463
Apple, Inc. *	9,870	3,762,247
Cisco Systems, Inc.	58,498	906,134
Corning, Inc.	16,650	205,794
Dell, Inc. *	16,572	234,494
EMC Corp. *	22,162	465,180
F5 Networks, Inc. *	900	63,945
FLIR Systems, Inc.	1,500	37,575
Harris Corp.	1,400	47,838
Hewlett-Packard Co.	21,893	491,498
Jabil Circuit, Inc.	2,127	37,839
JDS Uniphase Corp. *	2,519	25,114
Juniper Networks, Inc. *	5,700	98,382
Lexmark International, Inc., Class A *	760	20,543
Molex, Inc.	1,600	32,592
Motorola Mobility Holdings, Inc. *	2,741	103,555
Motorola Solutions, Inc. *	3,276	137,264
NetApp, Inc. *	3,800	128,972
QUALCOMM, Inc.	17,820	866,587
SanDisk Corp. *	2,500	100,875
Tellabs, Inc.	4,730	20,292
Western Digital Corp. *	2,500	64,300
Xerox Corp.	15,067	105,017

		8,033,500

Telecommunication Services 3.3%
American Tower Corp., Class A *	4,270	229,726
AT&T, Inc.	63,058	1,798,414
CenturyLink, Inc.	6,685	221,407
Frontier Communications Corp.	11,096	67,797
MetroPCS Communications, Inc. *	2,800	24,388
Sprint Nextel Corp. *	31,859	96,852
Verizon Communications, Inc.	30,054	1,105,987
Windstream Corp.	5,335	62,206

		3,606,777

Transportation 1.9%
C.H. Robinson Worldwide, Inc.	1,700	116,399
CSX Corp.	11,860	221,426
Expeditors International of Washington, Inc.	2,300	93,265
FedEx Corp.	3,420	231,466
Norfolk Southern Corp.	3,600	219,672
Ryder System, Inc.	600	22,506
Southwest Airlines Co.	8,686	69,835
Union Pacific Corp.	5,180	423,051
United Parcel Service, Inc., Class B	10,405	657,076

		2,054,696

Utilities 3.9%
Ameren Corp.	2,600	77,402
American Electric Power Co., Inc.	5,070	192,761
CenterPoint Energy, Inc.	4,550	89,271
CMS Energy Corp.	2,960	58,578
Consolidated Edison, Inc.	3,050	173,911
Constellation Energy Group, Inc.	2,100	79,926

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Dominion Resources, Inc.	6,150	312,236
DTE Energy Co.	1,800	88,236
Duke Energy Corp.	13,983	279,520
Edison International	3,500	133,875
Entergy Corp.	1,927	127,741
Exelon Corp.	7,040	299,974
FirstEnergy Corp.	4,569	205,194
Integrys Energy Group, Inc.	897	43,612
NextEra Energy, Inc.	4,450	240,389
Nicor, Inc.	410	22,554
NiSource, Inc.	2,946	62,985
Northeast Utilities	2,000	67,300
NRG Energy, Inc. *	2,600	55,146
ONEOK, Inc.	1,100	72,644
Pepco Holdings, Inc.	2,250	42,570
PG&E Corp.	4,300	181,933
Pinnacle West Capital Corp.	1,150	49,381
PPL Corp.	6,110	174,379
Progress Energy, Inc.	3,180	164,470
Public Service Enterprise Group, Inc.	5,450	181,867
SCANA Corp.	1,200	48,540
Sempra Energy	2,531	130,347
Southern Co.	9,160	388,109
TECO Energy, Inc.	2,140	36,658
The AES Corp. *	7,250	70,760
Wisconsin Energy Corp.	2,500	78,225
Xcel Energy, Inc.	4,859	119,969

		4,350,463

Total Common Stock
(Cost $84,728,722)		109,670,238

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.5% of net assets

Time Deposit 0.5%
Citibank
0.03%, 10/03/11	502,672	502,672

U.S. Treasury Bill 0.0%
U.S. Treasury Bill
0.00%, 12/15/11 (b)	35,000	34,999

Total Short-Term Investments
(Cost $537,672)		537,671

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.1% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	99,624	99,624

Total Collateral Invested for Securities on Loan
(Cost $99,624)		99,624

End of Collateral Invested for Securities on Loan.

At 09/30/11, the tax basis cost of the fund’s investments was $87,286,552 and the unrealized appreciation and depreciation were $38,712,833 and ($15,791,476), respectively, with a net unrealized appreciation of $22,921,357.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	All or a portion of this security is on loan.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 09/30/11.

		Contract	Unrealized
	Number of	Value	Losses
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini,Long expires 12/16/11	7	394,100	(15,237)

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of September 30, 2011:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$109,670,238	$—	$—	$109,670,238
Short-Term Investments(a)	—	537,671	—	537,671

Total	$109,670,238	$537,671	$—	$110,207,909

Other Financial Instruments
Collateral Invested for Securities on Loan	$99,624	$—	$—	$99,624

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts*	($15,237)	$—	$—	($15,237)

*	Futures Contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

On September 30, 2011, the fund had open equity index futures contracts (“futures”). The fund invests in futures to seek returns on the fund’s otherwise uninvested cash assets. The primary risk associated with investing in futures contracts is market risk.

REG47715SEP11

Schwab Annuity Portfolios
Schwab Money Market Portfolio™

Portfolio Holdings as of September 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

78.0%	Fixed-Rate Obligations	117,336,147	117,336,147
21.9%	Repurchase Agreements	32,918,071	32,918,071

99.9%	Total Investments	150,254,218	150,254,218
0.1%	Other Assets and Liabilities, Net		108,899

100.0%	Net Assets		150,363,117

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 78.0% of net assets

Government Agency Debt 78.0%
Fannie Mae
		0.05%		10/19/11	1,000,000	999,975
		0.08%		10/19/11	1,000,000	999,963
		0.11%		11/02/11	2,356,000	2,355,780
		0.12%		11/02/11	2,200,000	2,199,765
		0.12%		11/14/11	1,000,000	999,853
		0.05%		12/14/11	10,000,000	9,999,075
		0.08%		01/11/12	3,000,000	2,999,363
		0.11%		02/01/12	1,000,000	999,624
		0.12%		02/22/12	2,500,000	2,498,800
		0.09%		03/28/12	1,000,000	999,577
Farm Credit System
		0.11%		10/13/11	3,500,000	3,499,872
		0.12%		10/24/11	2,000,000	1,999,847
		0.07%		11/16/11	4,000,000	3,999,668
		0.09%		02/16/12	4,400,000	4,398,482
		0.11%		05/09/12	1,000,000	999,325
Federal Home Loan Bank
		0.30%		10/05/11	1,000,000	1,000,020
		0.02%		10/07/11	3,000,000	2,999,990
		0.05%		10/07/11	5,000,000	4,999,958
		0.05%		10/12/11	1,300,000	1,299,982
		0.18%		10/19/11	1,000,000	999,910
		0.04%		10/24/11	5,000,000	4,999,888
		0.12%		11/14/11	1,000,000	999,853
		0.12%		02/01/12	2,000,000	1,999,180
		0.32%		02/01/12	1,000,000	999,990
		0.12%		02/06/12	1,500,000	1,499,360
		0.09%		03/23/12	2,000,000	1,999,130
Freddie Mac
		0.11%		10/04/11	2,910,000	2,909,973
		0.11%		10/07/11	1,500,000	1,499,973
		0.11%		10/11/11	2,000,000	1,999,939
		0.01%		10/12/11	3,000,000	2,999,991

 1

 Schwab Money Market Portfolio

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.05%		10/12/11	2,950,000	2,949,955
		0.07%		10/17/11	3,000,000	2,999,913
		0.17%		10/19/11	2,000,000	1,999,830
		0.05%		10/24/11	3,340,000	3,339,904
		0.02%		10/31/11	1,700,000	1,699,979
		0.06%		11/07/11	3,000,000	2,999,830
		0.06%		11/14/11	3,675,000	3,674,753
		0.12%		11/14/11	1,147,000	1,146,832
		0.05%		11/18/11	2,050,000	2,049,863
		0.05%		12/12/11	3,807,000	3,806,619
		0.07%		12/27/11	3,000,000	2,999,493
		0.13%		01/17/12	5,000,000	4,998,125
		0.06%		01/23/12	2,325,000	2,324,595
		0.08%		02/06/12	2,193,000	2,192,415
		0.09%		04/03/12	2,000,000	1,999,075
Straight A Funding, LLC	a,b,c,d	0.19%		12/12/11	3,000,000	2,998,860

Total Fixed-Rate Obligations
(Cost $117,336,147)						117,336,147

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 21.9% of net assets

Treasury Repurchase Agreement 21.9%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $15,300,019, issued 09/30/11, due 10/03/11.		0.05%		10/03/11	15,000,062	15,000,000

Credit Suisse Securities (USA), LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $18,280,740, issued 09/30/11, due 10/03/11.		0.04%		10/03/11	17,918,131	17,918,071

Total Repurchase Agreements
(Cost $32,918,071)						32,918,071

End of Investments.

At 09/30/11, the tax basis cost of the fund’s investments was $150,254,218.

a	Credit-enhanced security.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,998,860 or 2.0% of net assets.
d	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

2

 Schwab Money Market Portfolio

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2011, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

REG47713SEP11

 3

Schwab Annuity Portfolios
Schwab MarketTrack Growth Portfolio II™

Portfolio Holdings as of September 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.2%		Other Investment Companies	24,423,980	25,865,755
0.9%		Short-Term Investment	235,766	235,766

100.1%		Total Investments	24,659,746	26,101,521
(0	.1)%	Other Assets and Liabilities, Net		(24,226)

100.0%		Net Assets		26,077,295

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.2% of net assets

Equity Funds 79.6%

International 19.9%
Schwab International Index Fund (a)	357,423	5,196,925

Large-Cap 39.8%
Schwab 1000 Index Fund (a)	76,974	2,590,942
Schwab S&P 500 Index Fund (a)	436,051	7,796,599

		10,387,541

Small-Cap 19.9%
Schwab Small-Cap Index Fund (a)	289,538	5,176,939

		20,761,405

Fixed-Income Fund 15.4%

Intermediate-Term Bond 15.4%
Schwab Total Bond Market Fund (a)	420,413	4,019,146

Money Market Fund 4.2%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	1,085,204	1,085,204

Total Other Investment Companies
(Cost $24,423,980)		25,865,755

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
Citibank
0.03%, 10/03/11	235,766	235,766

Total Short-Term Investment
(Cost $235,766)		235,766

End of Investments.

At 09/30/11, the tax basis cost of the fund’s investments was $25,425,404 and the unrealized appreciation and depreciation were $1,039,846 and ($363,729), respectively, with a net unrealized appreciation of $676,117.

(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions

 1

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings (Unaudited) continued

that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of September 30, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies	$25,865,755	$—	$—	$25,865,755
Short-Term Investment(a)	—	235,766	—	235,766

Total	$25,865,755	$235,766	$—	$26,101,521

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG47714SEP11

2

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
EX-99.CERT

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) Schwab Annuity Portfolios

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	November 15, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	November 15, 2011

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	November 15, 2011